UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05595

                      ACM GOVERNMENT OPPORTUNITY FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM Government Opportunity Fund
Portfolio of Investments
October 31, 2006 (unaudited)

                                                         Principal
                                                            Amount
                                                              (000)        U.S. $ Value
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 92.2%
U.S. Treasury Notes - 39.2%
   3.50%, 5/31/07 (a)                            US$        12,210        $  12,102,686
   3.50%, 11/15/09 (b)                                      10,700           10,367,712
   4.00%, 9/30/07(a)                                        11,107           11,013,279
   4.25%, 10/31/07 (a)                                       1,000              993,516
   4.875%, 5/31/08 (b)                                       8,000            8,013,440
   5.125%, 6/30/08 (a)                                       1,200            1,207,126
                                                                          --------------
                                                                             43,697,759
                                                                          --------------
U.S. Treasury Bonds - 28.9%
   5.125%, 5/15/16 (b)                                      12,000           12,474,372
   6.25%, 5/15/30 (b)                                        7,000            8,452,500
   14.00%, 11/15/11 (b)                                     11,250           11,286,911
                                                                          --------------
                                                                             32,213,783
                                                                          --------------
Government National Mortgage Association - 10.5%
   Series 2003
   5.50%, 7/15/33 (a)                                        4,632            4,618,104
   6.00%,  TBA                                               6,911            6,983,950
   Series 1999
   6.50%, 2/15/29 (a)                                          128              131,442
                                                                          --------------
                                                                             11,733,496
                                                                          --------------
Federal National Mortgage Association - 8.8%
   Series 2006
   5.00%, 7/01/21 (a)                                        4,833            4,759,434
   5.50%, 8/01/36 (a)                                        4,862            4,805,985
   Series 1999
   7.50%, 11/01/29 (a)                                         145              151,093
   Series 1998
   8.00%, 6/01/28 (a)                                          119              125,872
                                                                          --------------
                                                                              9,842,384
                                                                          --------------
Federal Home Loan Mortgage Corporation - 4.8%
   Series 2006
   6.00%, 9/01/36 (a)                                        5,362            5,399,009
                                                                          --------------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $104,843,931)                                                      102,886,431
                                                                          --------------
SOVEREIGN DEBT OBLIGATIONS - 45.9%
Argentina - 5.3%
Republic of Argentina
   5.589%, 8/03/12 (a)(c)                                    4,370            4,092,524
   7.82%, 12/31/33 (a)                           EUR         1,255            1,602,129
   8.28%, 12/31/33 (a)                           US$           261              263,266
                                                                          --------------
                                                                              5,957,919
                                                                          --------------
Brazil - 7.1%
Republic of Brazil
   7.125%, 1/20/37 (a)                                       1,870            1,937,320
   8.25%, 1/20/34 (a)                                        1,709            1,997,821
   12.50%, 1/05/16 (a)                           BRL         8,320            3,953,117
                                                                          --------------
                                                                              7,888,258
                                                                          --------------

Colombia - 0.8%
Republic of Colombia
   8.125%, 5/21/24 (a)                           US$           250              281,375
   11.75%, 3/01/10 (a)                           COP     1,236,000              575,724
                                                                          --------------
                                                                                857,099
                                                                          --------------
Costa Rica - 0.3%
Republic of Costa Rica
   8.05%, 1/31/13 (a)(d)                         US$           293              317,905
   8.11%, 2/01/12 (a)(d)                                        12               13,020
                                                                          --------------
                                                                                330,925
                                                                          --------------
Ecuador - 0.7%
Republic of Ecuador
   10.00%, 8/15/30 (a)(d)(e)                                   747              747,380
                                                                          --------------
Indonesia - 3.0%
Government of Indonesia
   Series FR35
   12.90%, 6/15/22 (a)                           IDR    10,000,000            1,257,613
Indonesia Recapitalization Bond
   Series FR10
   13.15%, 3/15/10 (a)                                  17,000,000            2,048,395
                                                                          --------------
                                                                              3,306,008
                                                                          --------------
Mexico - 8.2%
Mexican Bonos
   Series M 20
   8.00%, 12/07/23 (a)                           MXN        18,624            1,711,715
   Series MI10
   9.00%, 12/20/12 (a)                                      60,881            5,949,468
   Series M 20
   10.00%, 12/05/24 (a)                                      2,306              252,531
United Mexican States
   5.625%, 1/15/17 (a)                           US$         1,300            1,299,350
                                                                          --------------
                                                                              9,213,064
                                                                          --------------
Panama - 0.6%
Republic of Panama
   7.125%, 1/29/26 (a)                                         619              656,140
                                                                          --------------
Peru - 2.7%
Peru Bono Soberano
   8.20%, 8/12/26 (a)                            PEN           122               42,907
   Series 7
   8.60%, 8/12/17 (a)                                        4,257            1,514,047
Republic of Peru
   8.375%, 5/03/16 (a)                           US$           625              731,250
   8.75%, 11/21/33 (a)                                         543              688,252
                                                                          --------------
                                                                              2,976,456
                                                                          --------------
Philippines - 3.4%
Republic of Philippines
   8.00%, 1/15/16 (a)                                          150              166,688
   9.50%, 2/02/30 (a)                                          193              249,211
   10.625%, 3/16/25 (a)                                      2,436            3,386,040
                                                                          --------------
                                                                              3,801,939
                                                                          --------------
Poland - 5.8%
Republic of Poland
   Series 0511
   4.25%, 5/24/11(a)                             PLN        20,199            6,441,832
                                                                          --------------

Turkey - 4.3%
Republic of Turkey
   9.50%, 1/15/14 (a)                            US$           187              215,751
   11.50%, 1/23/12 (a)                                         285              345,278
Turkey Government Bond
   Zero Coupon, 6/27/07 (a)                      TRY         6,050            3,719,742
   Zero Coupon, 7/16/08 (a)                                  1,000              490,170
                                                                          --------------
                                                                              4,770,941
                                                                          --------------
Ukraine - 0.2%
Government of Ukraine
   7.65%, 6/11/13 (a)(d)                         US$           250              267,500
                                                                          --------------
Uruguay - 0.2%
Uruguay Government International Bond
   5.00%, 9/14/18 (a)                            UYU         6,000              261,800
                                                                          --------------
Venezuela - 3.3%
Republic of Venezuela
   5.75%, 2/26/16 (a)                            US$           187              173,443
   7.00%, 12/01/18 (a)(d)                                      391              391,587
   8.50%, 10/08/14 (a)                                          77               85,586
   9.25%, 9/15/27 (a)                                          601              743,136
   10.75%, 9/19/13 (a)                                       1,895            2,326,112
                                                                          --------------
                                                                              3,719,864
                                                                          --------------
Total Sovereign Debt Obligations
   (cost $47,269,840)                                                        51,197,125
                                                                          --------------
SUPRANATIONAL DEBT OBLIGATIONS - 3.7%
Supranational - 3.7%
European Investment Bank
   Zero Coupon, 9/12/08 (a)(d)
(cost $3,623,885)                                BRL        11,103            4,125,218
                                                                          --------------
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
The Bank of New York
   4.25%, 11/01/06
(cost $1,600,000)                                US$         1,600            1,600,000
                                                                          --------------
Total Investments - 143.2%
   (cost $157,337,656)                                                      159,808,774
Other assets less liabilities - (43.2)%                                     (48,222,103)
                                                                          --------------
Net Assets - 100.0%                                                       $ 111,586,671
                                                                          --------------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                            U.S. $
                             Contract      Value on       U.S. $ Value at       Unrealized
                              Amount      Origination       October 31,        Appreciation/
                              (000)          Date              2006           (Depreciation)
--------------------------------------------------------------------------------------------
Sale Contracts:
Euro
settling 1/29/07              1,046      $ 1,323,494        $ 1,341,182        $ (17,688)
Mexican Nuevo Peso
settling 12/18/06            79,564        7,198,120          7,380,140         (182,020)
Polish Zloty
settling 11/13/06             7,083        2,308,611          2,338,339          (29,728)
Polish Zloty
settling 11/13/06             9,120        2,945,251          3,010,693          (65,442)

REVERSE REPURCHASE AGREEMENTS
Broker                              Interest Rate     Maturity       Amount
------------------------------------------------------------------------------
Deutsche Bank Alex Brown, Inc.          5.15 %        11/14/06    $ 20,913,991
Deutsche Bank Alex Brown, Inc.          5.18          11/14/06      11,774,819
Deutsche Bank Alex Brown, Inc.          5.20          11/14/06      18,331,327
                                                                  ------------
                                                                  $ 51,020,137
                                                                  ------------

(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $100,629,890.
(b) Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $52,144,935.
(c) Floating Rate Security. Stated interest rate was in effect at October 31, 2006.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the market value of these securities amounted to $5,862,610 or 5.3% of net assets.
(e) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2006.

Currency Abbreviations:

BRL            -    Brazilian Real
COP            -    Columbian Peso
EUR            -    Euro Dollar
IDR            -    Indonesian Rupiah
MXN            -    Mexico Nuevo Peso
PEN            -    Peruvian New Sol
PLN            -    Polish New Zloty
TRL            -    Turkish Lira
US$            -    United States Dollar
UYU            -    Uruguyan Peso


Glossary:
TBA            -    To be announced

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.    DESCRIPTION OF EXHIBIT

      11 (a) (1)     Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11 (a) (2)     Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Government Opportunity Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 22, 2006

By:   /s/ Joseph J. Mantineo
      ----------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: December 22, 2006